Related-party balances and transactions (Details 2) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	R$ 0	R$ 0	R$ 0
Expense from transactions with related parties	71,388	42,516	37,909
UOL _Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	24,088	22,173	20,251
UOL Edtech Tecnologia Educacional S.A-deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	0	323	15,753
Web Jump Design em Informática Ltda - deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	707	1,232	931
Ingresso.com Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	4,342	2,439	954
OFL Participações S.A. - Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	24,944	0	0
Everymind - Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	57	0	0
Invillia Holding Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	144	358	0
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	2,298	5,706	0
Invillia Holding Ltda
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	14,808	10,285	20
Affiliated companies [Member]
Disclosure of transactions between related parties [line items]
Revenue	8,435	6,251	3,992
Expense from transactions with related parties	403,284	338,177	357,675
UOL sales of service
Disclosure of transactions between related parties [line items]
Revenue	3,295	3,134	3,115
Expense from transactions with related parties	108,650	68,815	83,462
Digital Services UOL S.A. - sales of services [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	0	907	2,339
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	5,004	7,850	530
Compasso UOL S.A.- sales of services [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	170,108	147,850	136,726
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	809	5,619	2,096
Edge UOL Tecnologia Ltda - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	1,734	2,220	0
OFL Empreend Imobiliários Ltda [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	3,052	2,919	2,266
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	108,835	98,525	121,809
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Revenue	4,146	2,194	0
Expense from transactions with related parties	0	0	0
Others - transactions and services [Member]
Disclosure of transactions between related parties [line items]
Revenue	994	923	877
Expense from transactions with related parties	R$ 5,092	R$ 3,472	R$ 8,447